As filed with the Securities and Exchange Commission on October 24, 2011

Registration Nos. 333-163352; 811-22357

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 6

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 6

(Check appropriate box or boxes)

BofA Funds Series Trust

(Exact Name of Registrant as specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 331-0904

Peter T. Fariel, Esq.

c/o BofA Global Capital Management Group, LLC

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Goodwin Procter LLP

901 New York Avenue, NW

Washington, DC 20001

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s BofA Cash Reserves, BofA Connecticut Municipal Reserves, BofA Government Plus Reserves, BofA Massachusetts Municipal Reserves, BofA Municipal Reserves, BofA New York Tax-Exempt Reserves and BofA Treasury Reserves (each, a “Fund”). Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant or to any existing share class of a Fund is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BofA Funds Series Trust, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 24th day of October, 2011.

BofA FUNDS SERIES TRUST

By:	/s/ Michael Pelzar
Name: Title:	Michael Pelzar President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Michael Pelzar Michael Pelzar	President (Principal Executive Officer)	October 24, 2011

/s/ Jeffrey R. Coleman Jeffrey R. Coleman	Chief Financial Officer (Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	October 24, 2011 October 24, 2011

/s/ Harrison M. Bains* Harrison M. Bains	Trustee	October 24, 2011

/s/ Paul Glasserman* Paul Glasserman	Trustee	October 24, 2011

/s/ George J. Gorman* George J. Gorman	Trustee	October 24, 2011

/s/ William A. Hawkins* William A. Hawkins	Trustee	October 24, 2011

/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee	October 24, 2011

/s/ William J. Kelly* William J. Kelly	Trustee	October 24, 2011

/s/ Debra J. Perry* Debra J. Perry	Trustee	October 24, 2011

*By:	/s/ Peter T. Fariel
Peter T. Fariel Attorney-in-Fact** October 24, 2011

**	Executed by Peter T. Fariel on behalf of each Trustee pursuant to a Power of Attorney dated June 20, 2011 and incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on September 9, 2011.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase